Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2021
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	October 31, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$208,559	$207,927	$174,592	$175,500
Other debt securities	60,380	60,525	53,087	53,373
Total debt securities at amortized cost, net of allowance for credit losses	268,939	268,452	227,679	228,873
Total loans, net of allowance for loan losses	722,622	725,177	717,523	727,197
Total financial assets not carried at fair value	$991,561	$993,629	$945,202	$956,070

FINANCIAL LIABILITIES
Deposits	$1,125,125	$1,124,762	$1,135,333	$1,137,624
Securitization liabilities at amortized cost	15,262	15,202	15,768	16,143
Subordinated notes and debentures	11,230	11,838	11,477	12,374
Total financial liabilities not carried at fair value	$1,151,617	$1,151,802	$1,162,578	$1,166,141

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2020	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2021	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other

Government and government- related securities	$16	$2	$–	$–	$(18)	$1	$(1)	$–	$–
Other debt securities	3	–	–	23	(3)	7	(24)	6	–

Equity securities	–	–	–	33	–	–	–	33	–

	19	2	–	56	(21)	8	(25)	39	–
Non-trading financial assets at fair value through profit or loss
Securities	571	130	–	140	(81)	–	–	760	76

Loans	3	–	–	–	–	–	–	3	–

	574	130	–	140	(81)	–	–	763	76
Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4	–	–	40	–	64	4

Equity securities	1,579	–	32	161	(163)	–	–	1,609	20
	$1,599	$–	$36	$161	$(163)	$40	$–	$1,673	$24

FINANCIAL LIABILITIES

Trading deposits 6	$(4,649)	$(999)	$–	$(790)	$2,636	$(7)	$3,668	$(141)	$(5)
Derivatives 7
Interest rate contracts	(96)	(9)	–	–	17	–	–	(88)	7
Foreign exchange contracts	2	5	–	–	–	1	(1)	7	6
Equity contracts	(707)	(729)	–	(36)	235	3	1,152	(82)	52

Commodity contracts	(18)	55	–	–	(6)	–	–	31	32

	(819)	(678)	–	(36)	246	4	1,151	(132)	97

Financial liabilities designated at fair value through profit or loss	(24)	(51)	–	(263)	262	–	–	(76)	(44)
Obligations related to securities sold short	–	–	–	(8)	(1)	(1)	1	(9)	–

	Fair value as at November 1 2019	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2020	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government- related securities	$8	$(1)	$–	$–	$(8)	$17	$–	$16	$–

Other debt securities	4	–	–	29	(41)	18	(7)	3	–

	12	(1)	–	29	(49)	35	(7)	19	–
Non-trading financial assets at fair value through profit or loss
Securities	493	12	–	118	(52)	–	–	571	(2)

Loans	5	–	–	–	(2)	–	–	3	–

	498	12	–	118	(54)	–	–	574	(2)
Financial assets at fair value through other comprehensive income
Other debt securities	24	–	(4)	–	–	–	–	20	(4)

Equity securities	1,551	–	(23)	50	1	–	–	1,579	(24)

	$1,575	$–	$(27)	$50	$1	$–	$–	$1,599	$(28)

FINANCIAL LIABILITIES

Trading deposits 6	$(4,092)	$214	$–	$(3,334)	$2,558	$(3)	$8	$(4,649)	$328
Derivatives 7
Interest rate contracts	(83)	(43)	–	–	30	–	–	(96)	(17)
Foreign exchange contracts	(1)	2	–	–	–	1	–	2	1
Equity contracts	(925)	172	–	(101)	146	(1)	2	(707)	172

Commodity contracts	(17)	(42)	–	–	41	–	–	(18)	(16)

	(1,026)	89	–	(101)	217	–	2	(819)	140

Financial liabilities designated at fair value through profit or loss	(21)	112	–	(202)	87	–	–	(24)	112
Obligations related to securities sold short	–	–	–	–	–	(6)	6	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
As at October 31, 2021, consists of derivative assets of $47 million (October 31, 2020/November 1, 2020 – $381 million; November 1, 2019 – $604 million) and derivative liabilities of $179 million (October 31, 2020/November 1, 2020 – $1,200 million; November 1, 2019 – $1,630 million), which have been netted in this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
				October 31, 2021		October 31, 2020
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range	Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		n/a	n/a	19	116	points

Other debt securities	Market comparable	Bond price equivalent		–	102	–	111	points

Equity securities 1	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rate		9	9	9	9	%
	Market comparable	Price equivalent		35	36	23	23	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rates		11	13	20	20	%
	EBITDA multiple	Earnings multiple		2.8	20.0	1.5	16.0	times
	Price-based	Net Asset Value	2	n/a	n/a	n/a	n/a

Derivatives
Interest rate contrac ts	Discounted cash flow	Inflation rate swap curve		1	3	1	2	%
	Option model	Funding ratio		60	75	60	75	%

Foreign exchange contracts	Option model	Currency-specific volatility		4	33	4	18	%

Equity contracts	Option model	Price correlation		–	93	(16)	95	%
		Quanto correlation		10	15	10	68	%
		Dividend yield		–	7	–	10	%
		Equity volatility		27	240	8	117	%
	Market comparable	New issue price		n/a	n/a	100	100	%

Commodity contracts	Option model	Quanto correlation		(67)	(47)	(66)	(46)%
		Swaption correlation		n/a	n/a	73	85	%

Trading deposits	Option model	Price correlation		–	93	(16)	98	%
		Quanto correlation		n/a	n/a	(35)	68	%
		Dividend yield		–	2	–	11	%
		Equity volatility		22	114	7	284	%
	Swaption model	Currency-specific volatility		35	484	21	462	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		3	89	1	70	%

Obligations related to securities sold short	Market comparable	Bond Price Equivalent		100	100	n/a	n/a	points
	New issue price	New issue price		100	100	n/a	n/a	%
1
As at October 31, 2021, common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank (FHLB) stock of $1.5 billion (October 31, 2020 – $1.5 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

2	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)			As at
	October 31, 2021		October 31, 2020
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$92	$38	$57	$27

Derivatives
Equity contracts	–	–	18	27
Financial assets at fair value through other comprehensive income
Equity securities	16	7	13	7

FINANCIAL LIABILITIES
Trading deposits	–	–	33	72
Derivatives
Interest rate contracts	12	10	12	10
Equity contracts	2	1	71	52
	14	11	83	62
Financial liabilities designated at fair value through profit or loss	9	13	1	3
Total	$131	$69	$205	$198

Summary of Aggregate Difference between Transaction Price and Valuation Technique
The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2021	2020
Balance as at beginning of year	$36	$15
New transactions	47	87
Recognized in the Consolidated Statement of Income during the year	(51)	(66)
Balance as at end of year	$32	$36

At fair value [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following tabl
e
 presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2021 and October 31, 2020.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)								As at
	October 31, 2021				October 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$294	$10,902	$–	$11,196	$351	$21,141	$–	$21,492
Provinces	–	8,326	–	8,326	–	8,468	–	8,468
U.S. federal, state, municipal governments, and agencies debt	–	13,241	–	13,241	–	22,809	16	22,825
Other OECD government-guaranteed debt	–	7,785	–	7,785	–	4,563	–	4,563
Mortgage-backed securities	–	1,500	–	1,500	–	1,690	–	1,690
Other debt securities
Canadian issuers	–	5,970	–	5,970	–	5,613	2	5,615
Other issuers	–	12,389	6	12,395	–	13,352	1	13,353
Equity securities	59,933	158	33	60,124	43,840	39	–	43,879
Trading loans	–	12,405	–	12,405	–	12,959	–	12,959
Commodities	13,919	720	–	14,639	12,976	484	–	13,460
Retained interests	–	9	–	9	–	14	–	14
	74,146	73,405	39	147,590	57,167	91,132	19	148,318
Non-trading financial assets at fair value through profit or loss
Securities	166	6,127	760	7,053	232	4,027	571	4,830
Loans	–	2,334	3	2,337	–	3,715	3	3,718
	166	8,461	763	9,390	232	7,742	574	8,548
Derivatives
Interest rate contracts	12	10,277	1	10,290	22	17,937	–	17,959
Foreign exchange contracts	26	35,786	7	35,819	13	29,605	2	29,620
Credit contracts	–	57	–	57	–	19	–	19
Equity contracts	3	5,359	–	5,362	5	3,855	370	4,230
Commodity contracts	365	2,495	39	2,899	383	2,022	9	2,414
	406	53,974	47	54,427	423	53,438	381	54,242
Financial assets designated at fair value through profit or loss
Securities 1	–	4,564	–	4,564	–	4,739	–	4,739
	–	4,564	–	4,564	–	4,739	–	4,739
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	12,519	–	12,519	–	14,126	–	14,126
Provinces	–	18,143	–	18,143	–	16,502	–	16,502
U.S. federal, state, municipal governments, and agencies debt	–	19,300	–	19,300	–	33,034	–	33,034
Other OECD government-guaranteed debt	–	6,564	–	6,564	–	10,756	–	10,756
Mortgage-backed securities	–	1,254	–	1,254	–	3,865	–	3,865
Other debt securities
Asset-backed securities	–	6,981	–	6,981	–	10,006	–	10,006
Corporate and other debt	–	8,040	64	8,104	–	9,875	20	9,895
Equity securities	2,989	1	1,609	4,599	1,005	15	1,579	2,599
Loans	–	1,602	–	1,602	–	2,502	–	2,502
	2,989	74,404	1,673	79,066	1,005	100,681	1,599	103,285
Securities purchased under reverse repurchase agreements	–	7,992	–	7,992	–	7,395	–	7,395
FINANCIAL LIABILITIES
Trading deposits	–	22,750	141	22,891	–	14,528	4,649	19,177
Derivatives
Interest rate contracts	14	11,580	89	11,683	14	19,022	96	19,132
Foreign exchange contracts	28	35,146	–	35,174	14	27,300	–	27,314
Credit contracts	–	347	–	347	–	327	–	327
Equity contracts	–	7,932	82	8,014	–	3,360	1,077	4,437
Commodity contracts	300	1,596	8	1,904	355	1,611	27	1,993
	342	56,601	179	57,122	383	51,620	1,200	53,203
Securitization liabilities at fair value	–	13,505	–	13,505	–	13,718	–	13,718
Financial liabilities designated at fair value through profit or loss	–	113,912	76	113,988	–	59,641	24	59,665
Obligations related to securities sold short 1	2,015	40,360	9	42,384	1,039	33,960	–	34,999
Obligations related to securities sold under repurchase agreements	–	5,126	–	5,126	–	3,675	–	3,675

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2021 and October 31, 2020, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value 1
(millions of Canadian dollars)								As at
	October 31, 2021				October 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$20	$207,897	$10	$207,927	$919	$174,571	$10	$175,500
Other debt securities	–	60,524	1	60,525	–	53,371	2	53,373
Total debt securities at amortized cost, net of allowance for credit losses	20	268,421	11	268,452	919	227,942	12	228,873
Total loans, net of allowance for loan losses	–	251,034	474,143	725,177	–	236,287	490,910	727,197
Total assets with fair value disclosures	$20	$519,455	$474,154	$993,629	$919	$464,229	$490,922	$956,070

LIABILITIES
Deposits	$–	$1,124,762	$–	$1,124,762	$–	$1,137,624	$–	$1,137,624
Securitization liabilities at amortized cost	–	15,202	–	15,202	–	16,143	–	16,143
Subordinated notes and debentures	–	11,838	–	11,838	–	12,374	–	12,374
Total liabilities with fair value disclosures	$–	$1,151,802	$–	$1,151,802	$–	$1,166,141	$–	$1,166,141

1	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.